Related Parties - Schedule of the Total Loans Received from Scilex (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans from Scilex Holding Company — stock-based compensation	$ 660	$ 840
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of Semnur	10,872	1,661
Total loans from Scilex Holding Company	$ 11,532	$ 2,501